UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309

Advent Claymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

Advent Claymore Convertible Securities and Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

July 31, 2006 (unaudited)

Number of Shares			Value
		Long-Term Investments — 137.6%
		Convertible Preferred Stocks — 65.3%
		Aerospace and Defense — 1.1%
52,500		Northrop Grumman Corp., Ser. B, 7.00%, 2021	$6,720,000

		Aluminum, Steel and Other Metals — 2.7%
13,000		Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50% (a)	16,248,375

		Banking and Finance — 7.5%
637,500		Marshall & Ilsley Corp., 6.50%, 2007	17,276,250
100,000		National Australia Bank, Equity Security Unit, 7.875% (Australia)	4,400,000
300,000		New York Community Capital Trust V, 6.00%, 2051	14,100,000
170,000		Washington Mutual, Inc., Equity Security Unit, 5.375%, 2041	9,477,500

			45,253,750

		Chemicals — 1.1%
190,000		Huntsman Corp., 5.00%, 2008 (a)	6,783,000

		Communications Equipment — 5.1%
30,400		Lucent Technologies Capital Trust I, 7.75%, 2017	30,612,800

		Financial Services — 19.3%
65,000		Affiliated Managers Group, Inc., 5.10%, 2036	3,176,875
250,000		Affiliated Managers Group, Inc., 5.10%, 2036 (b)	12,218,750
436,000		Citigroup Funding, Inc., Ser. GNW, 5.02%, 2008 (c)	14,170,000
150,000		Citigroup Funding, Inc., Ser. RIG, 6.50%, 2008	11,793,000
550,000		E*Trade Financial Corp., 6.125%, 2008	16,604,500
90		Fannie Mae, 5.375%	8,356,174
100,000		Goldman Sachs Group, Inc., 6.75%, 2006	10,736,000
217,865		Lehman Brothers Holdings, Inc. Ser. UNH, 3.00%, 2008	10,241,834
619,120		Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 2007	16,140,458
326,679		Merrill Lynch & Co., Inc., Ser. JNC, 6.75%, 2007	13,720,518

			117,158,109

		Health Care Products and Services — 1.5%
10,000		HealthSouth Corp., 6.50% (b)	8,930,000

		Insurance — 13.3%
12,000		Alleghany Corp., 5.75%, 2009	3,328,500
16,001		Fortis Insurance NV, 7.75%, 2008 (Netherlands)(b)	20,433,277
149,394		IPC Holdings Ltd., 7.25%, 2008 (Bermuda)	4,089,661
417,003		MetLife, Inc., Ser. B, 6.375%, 2008	11,450,902
120,000		Reinsurance Group of America, Equity Security Unit, 5.75%, 2051	7,470,000
141,300		The Hartford Financial Services Group, Inc., 6.00%, 2006	10,456,200
367,000		The PMI Group, Inc., Ser. A, 5.875%, 2006	9,086,920
600,000		XL Capital Ltd., 7.00%, 2009 (Cayman Islands)	14,550,000

			80,865,460

		Oil and Gas — 1.9%
86,507		Amerada Hess Corp., 7.00%, 2006	11,487,264

		Pharmaceuticals — 0.9%
100,000		Schering-Plough Corp., 6.00%, 2007	5,306,000

		Telecommunications — 0.7%
78,095		Crown Castle International Corp., 6.25%, 2012	4,383,082

		Utilities - Gas and Electric — 9.1%
83,082		AES Trust VII, 6.00%, 2008	4,112,559
18,035		Chesapeake Energy Corp., 6.25%, 2009	5,050,161
400,000		Entergy Corp., 7.625%, 2009	21,008,000
60,000		NRG Energy, Inc., 5.75%, 2009	15,045,000
200,000		PNM Resources, Inc., 6.75%, 2008	9,856,000

			55,071,720

		Waste Management — 1.1%
23,000		Allied Waste Industries, Inc., Ser. D, 6.25%, 2008	6,601,690

		Total Convertible Preferred Stocks - 65.3% (Cost $370,822,420)	395,421,250

Principal Amount
		Convertible Bonds — 44.3%
		Aerospace and Defense— 0.6%
$ 4,000,000		DRS Technologies, Inc., B+
		2.00%, 2/01/26, Senior Convertible Notes (b)	3,920,000

		Airlines — 3.6%
8,412,000		Continental Airlines, Inc., CCC+
		4.50%, 2/01/07, Convertible Notes (a)	8,443,545
10,000,000		JetBlue Airways Corp., CCC+
		3.50%, 7/15/33, Senior Convertible Debentures (a)	9,037,500
4,500,000		UAL Corp., NR
		5.00%, 2/01/21, Convertible Debentures	4,110,300

			21,591,345

		Aluminum, Steel and Other Metals — 1.0%
6,000,000		AngloGold Holdings, PLC, NR
		2.375%, 2/27/09, Convertible Debentures (United Kingdom)	6,110,400

		Commercial Services — 0.8%
3,000,000		Quanta Services, Inc., B
		4.50%, 10/01/23, Subordinated Convertible Debentures	4,687,500

		Communications, Media and Entertainment — 3.6%
		Liberty Media Corp., BB+
10,000,000		3.50%, 1/15/31, Convertible Notes	10,175,000
15,000,000		3.25%, 3/15/31, Senior Convertible Notes (a)	11,662,500

			21,837,500

		Computer Services — 1.5%
9,000,000		Electronic Data Systems Corp., BBB-
		3.875%, 7/15/23, Senior Convertible Notes	9,056,250

		Computers - Software and Peripherals — 2.6%
4,000,000		Maxtor Corp., NR
		6.80%, 4/30/10, Senior Unsubordinated Convertible Notes	4,455,000
10,000,000		Red Hat, Inc., B
		0.50%, 1/15/24, Senior Subordinated Convertible Notes	11,025,000

			15,480,000

		Containers and Packaging — 2.6%
17,000,000		Sealed Air Corp., BBB
		3.00%, 6/30/33, Senior Convertible Notes (b)	15,958,750

		Electronic Equipment and Components — 7.6%
8,000,000		Fairchild Semiconductor International, Inc., B
		5.00%, 11/01/08, Company Guarantee Notes	7,910,000
		Intel Corp., A-
15,000,000		2.95%, 12/15/35, Subordinated Convertible Debentures (b)	12,562,500
14,000,000		2.95%, 12/15/35, Subordinated Convertible Debentures (a)	11,725,000
9,000,000		LSI Logic Corp., B
		4.00%, 5/15/10, Convertible Notes	9,056,250
5,000,000		SCI Systems, Inc., B
		3.00%, 3/15/07, Subordinated Convertible Notes	4,875,000

			46,128,750

		Financial Services — 2.9%
144,988		Merrill Lynch & Co., Inc., Ser. ECA, A+
		8.00%, 10/26/06, Convertible Notes (b)(d)	7,764,108
10,000,000		Merrill Lynch & Co., Inc., A+
		3.00%, 5/12/08, Ser. C, Notes	9,564,000

			17,328,108

		Food - Wholesale — 0.7%
10,415,000		Nash Finch Co., B-
		1.631%, 3/15/35, Senior Subordinated Convertible Notes (a)(e)	3,996,756

		Health Care Products and Services — 3.4%
4,000,000		Apria Healthcare Group, Inc., BB-
		3.375%, 9/01/33, Senior Convertible Notes	3,810,000
4,000,000		LifePoint Hospitals, Inc., B+
		3.25%, 8/15/25, Senior Subordinated Convertible Notes	3,560,000
13,000,000		Medtronic, Inc., AA-
		1.625%, 4/15/13, Senior Convertible Notes (b)	13,178,750

			20,548,750

		Household Durables — 0.2%
1,500,000		Lifetime Brands, Inc., NR
		4.75%, 7/15/11, Senior Convertible Notes (b)	1,483,125

		Insurance — 0.7%
4,000,000		Prudential Financial, Inc., A
		2.41%, 11/15/35, Senior Unsubordinated Convertible Notes (c)	4,018,400

		Leisure and Entertainment — 0.5%
5,000,000		Carnival Corp., A-
		1.132%, 4/29/33, Senior Unsecured Convertible Debentures (Panama) (e)	3,231,250

		Oil and Gas — 1.4%
8,000,000		Chesapeake Energy Corp., BB
		2.75%, 11/15/35, Senior Convertible Notes (a)	8,760,000

		Pharmaceuticals — 8.6%
13,000,000		Allergan, Inc., A
		1.50%, 4/01/26, Convertible Notes (b)	13,292,500
10,000,000		Invitrogen Corp., NR
		3.25%, 6/15/25, Senior Convertible Notes	9,300,000
11,000,000		Medicis Pharmaceutical Corp., NR
		1.50%, 6/04/33, Senior Subordinated Convertible Notes (a)	10,656,250
6,000,000		Teva Pharmaceutical Finance Co. BV, Ser. D, BBB
		1.75%, 2/1/26, Company Guarantee Notes (Israel)	5,685,000
15,000,000		Watson Pharmaceuticals, Inc., BB+
		1.75%, 3/15/23, Senior Convertible Debentures	13,237,500

			52,171,250

		Telecommunications — 0.3%
1,847,000		SafeNet, Inc., NR
		2.50%, 12/15/10, Subordinated Convertible Notes (b)	1,687,696

		Transportation — 0.5%
3,000,000		OMI Corp., B+
		2.875%, 12/01/24, Senior Convertible Notes (Marshall Islands)	2,876,250

		Waste Management— 1.2%
8,400,000		Allied Waste Industries, Inc., B+
		4.25%, 4/15/34, Convertible Notes (a)	7,549,500

		Total Convertible Bonds - 44.3% (Cost $251,052,566)	268,421,580

		Corporate Bonds — 28.0%
		Aluminum, Steel and Other Metals — 0.5%
2,615,000		United States Steel LLC, BB
		10.75%, 8/01/08, Senior Notes	2,837,275

		Building Products — 0.4%
2,175,000		U.S. Concrete, Inc., B-
		8.375%, 4/01/14, Senior Subordinated Notes	2,164,125

		Chemicals — 3.0%
2,000,000		BCP Crystal Holdings Corp., B
		9.625%, 6/15/14, Senior Subordinated Notes	2,157,500
10,000,000		Equistar Chemical/Funding, BB-
		10.125%, 9/01/08, Senior Notes	10,575,000
5,600,000		Lyondell Chemical Co., B
		10.875%, 5/01/09, Senior Subordinated Notes	5,740,000

			18,472,500

		Communications Equipment — 0.9%
5,166,000		Superior Essex Communications LLC/Essex Group, Inc., B
		9.00%, 4/15/12, Senior Notes	5,269,320

		Communications, Media and Entertainment — 3.7%
654,000		Affinion Group, Inc., B-
		11.50%, 10/15/15, Senior Subordinated Notes (b)	658,905
7,000,000		Cablevision Systems Corp., B+
		8.00%, 4/15/12, Senior Notes (a)	6,965,000
7,000,000		Mediacom LLC, B
		9.50%, 1/15/13, Senior Notes (a)	7,122,500
3,000,000		Rainbow National Services LLC, B+
		8.75%, 9/01/12, Senior Notes (b)	3,187,500
3,174,750	Euros	Telenet Communications NV, B-
		9.00%, 12/15/13, Senior Notes (Belgium)(b)	4,436,345

			22,370,250

		Computers - Software and Peripherals—0.5%
3,000,000		SunGard Data Systems, Inc., B-
		10.25%, 8/15/15, Senior Subordinated Notes	3,056,250

		Electronic Equipment and Components — 3.0%
7,144,000		Advanced Micro Devices, Inc., B
		7.75%, 11/01/12, Senior Notes	7,188,650
3,793,000		Avago Technologies Finance Ltd., B
		10.125%, 12/01/13, Senior Notes (Singapore)(b)	3,982,650
3,000,000		Clarke American Corp, B-
		11.75%,12/15/13, Senior Notes	3,135,000
4,000,000		Spansion, LLC, B
		11.25%, 1/15/16, Senior Notes (b)	4,110,000

			18,416,300

		Financial Services — 2.5%
7,727,000		E*Trade Financial Corp., B+
		8.00%, 6/15/11, Senior Notes	7,978,128
7,200,000		Leucadia National Corp., BB
		7.00%, 8/15/13, Senior Notes	7,092,000

			15,070,128

		Health Care Products and Services — 3.5%
6,500,000		DaVita, Inc., B
		7.25%, 3/15/15, Senior Subordinated Notes	6,248,125
10,000,000		Encore Medical IHC, Inc., CCC+
		9.75%, 10/01/12, Senior Subordinated Notes	11,000,000
4,000,000		Hanger Orthopedic Group, Inc., CCC+
		10.25%, 6/01/14, Senior Notes (b)	3,990,000

			21,238,125

		Office Equipment — 0.6%
3,500,000		Xerox Capital Trust I, B+
		8.00%, 2/01/27, Company Guarantee Notes (a)	3,552,500

		Oil and Gas — 2.7%
1,742,000		Brigham Exploration Co., B-
		9.625%, 5/01/14, Senior Notes (b)	1,720,225
10,000,000		Seitel, Inc., NR
		11.75%, 7/15/11, Senior Notes	11,300,000
3,000,000		Williams Cos., Inc., BB-
		8.125%, 3/15/12, Senior Notes (a)	3,157,500

			16,177,725

		Pharmaceuticals — 1.7%
10,000,000		Athena Neurosciences Finance LLC, B
		7.25%, 2/21/08, Senior Notes	10,000,000

		Publishing — 0.5%
2,940,000		Dex Media West, B
		9.875%, 8/15/13, Senior Subordinated Notes	3,182,550

		Retail - Apparel and Shoes — 0.9%
5,000,000		Levi Strauss & Co., B-
		12.25%, 12/15/12, Senior Notes	5,625,000

		Retail - Specialty Stores — 0.8%
5,000,000		Simmons Bedding Co., B-
		7.875%, 1/15/14, Senior Subordinated Notes (a)	4,737,500

		Telecommunications — 2.8%
		Alamosa Delaware, Inc., BBB+
3,298,000		11.00%, 7/31/10, Senior Notes	3,619,555
3,000,000		8.50%, 1/31/12, Senior Notes	3,195,000
7,673,000		Centennial Cellular Co., CCC
		10.125%, 6/15/13, Company Guarantee Notes	8,133,380
2,240,000		PanAmSat Corp., B
		9.00%, 8/15/14, Company Guarantee Notes	2,287,600

			17,235,535

		Total Corporate Bonds - 28.0% (Cost $172,445,078)	169,405,083

		Total Long-Term Investments - 137.6% (Cost $794,320,064)	833,247,913

Number of Shares
		Short-Term Investments — 5.7%
		Money Market Fund - 5.7%
34,542,844		Goldman Sachs Financial Prime Obligations (Cost $34,542,844)	34,542,844

		Total Investments — 143.3% (Cost $828,862,908)	867,790,757
		Other assets in excess of liabilities — 2.1%	12,924,430
		Preferred Stock, at redemption value — (-45.4% of Net Assets Applicable to Common Shareholders or -31.7% of Total Investments)	(275,000,000)

		Net Assets Applicable to Common Shareholders — 100.0%	$605,715,187

LLC - Limited Liability Corp.

LP - Limited Partnership

(a)	Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $72.9 million and received as collateral readily marketable securities with an aggregate fair value of approximately $73.3 million.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to 22.0% of net assets.

(c)	Floating rate security. The rate shown is as of July 31, 2006.

(d)	Variable principal amount dependent upon the value of Encana stock.

(e)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s. All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See previously submitted notes to financial statements for the period ending April 30, 2006.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
JP Morgan Chase & Co.	1/25/07	$50,000	3.54%	3 Month LIBOR	$511,966

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

Country Allocation*
United States	91.6%
Netherlands	2.5%
Cayman Islands	1.8%
United Kingdom	0.7%
Israel	0.7%
Belgium	0.5%
Australia	0.5%
Bermuda	0.5%
Singapore	0.5%
Panama	0.4%
Marshall Islands	0.3%

*	Subject to change daily

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 22, 2006

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 22, 2006